Income Taxes (Details Narrative)	3 Months Ended	6 Months Ended
	May 31, 2022 USD ($)	May 31, 2022 USD ($)
Unclaimed investment tax credits	$ 15,951,739	$ 15,951,739
Unclaimed investment tax credits expiring between 2025 and 2040	2,933,013	2,933,013
Canada
Non-capital loss carryforward	$ 62,427,238	$ 62,427,238